UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21186
Williams Capital Management Trust
(Exact name of registrant as specified in charter)

650 Fifth Avenue	New York, New York 10019

(Address of principal executive offices) (Zip code)

Williams Capital Management	650 Fifth Avenue	New York, New York 10019

(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 373-4240
Date of fiscal year end: October 31, 2006
Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

Williams Capital Liquid Assets Fund
Schedule of Portfolio Investments	July 31, 2006
(Unaudited)

		Moody’s/S&P
Principal	Security	Ratings
Amount	Description	(Unaudited)	Value
ASSET BACKED COMMERCIAL PAPER (33.44%):
10,000,000	Adirondack, 5.340%, 08/08/06 ++,+++	P-1/A-1+	$9,989,656
4,500,000	Adirondack, 5.390%, 08/14/06 ++,+++	P-1/A-1+	4,491,274
10,750,000	Apreco LLC, 5.370%, 08/23/06 ++,+++	P-1/A-1+	10,714,919
5,000,000	Arth Capital Corp, 5.190%, 08/04/06 ++,+++	P-1/A-1+	4,997,867
6,000,000	Arth Capital Corp, 5.350%, 08/15/06 ++,+++	P-1/A-1+	5,987,540
4,134,000	Arth Capital Corp, 5.470%, 09/13/06 ++,+++	P-1/A-1+	4,107,237
1,519,000	Arth Capital Corp, 5.470%, 09/15/06 ++,+++	P-1/A-1+	1,508,709
6,541,000	Arth Capital Corp, 5.470%, 09/25/06 ++,+++	P-1/A-1+	6,486,837
4,680,000	Arth Capital Corp, 5.460%, 09/28/06 ++,+++	P-1/A-1+	4,639,284
5,000,000	Cedar Springs, 5.120%, 08/07/06 ++,+++	P-1/A-1	4,995,783
2,706,000	Cobbler Funding, 5.140%, 08/10/06 ++,+++	P-1/A-1	2,702,563
8,092,000	Cobbler Funding, 5.340%, 08/25/06 ++,+++	P-1/A-1	8,063,462
5,000,000	Cobbler Funding, 5.490%, 10/27/06 ++,+++	P-1/A-1	4,934,629
20,000,000	Davenport, 5.370%, 08/15/06 ++,+++	P-1/A-1+	19,958,428
10,000,000	Davenport, 5.370%, 08/18/06 ++,+++	P-1/A-1+	9,974,783
10,000,000	Fox Trot Ltd., 5.370%, 08/21/06 ++,+++	P-1/A-1+	9,970,278
10,000,000	Main Street Warehouse, 5.360%, 08/09/06 ++,+++	P-1/A-1+	9,988,111
10,000,000	McKinley Funding Ltd., 5.390%, 08/24/06 ++,+++	P-1/A-1+	9,965,692
4,371,000	McKinley Funding Ltd., 5.440%, 09/08/06 ++,+++	P-1/A-1+	4,346,131
5,275,000	McKinley Funding Ltd., 5.460%, 09/26/06 ++,+++	P-1/A-1+	5,230,690
1,595,000	Mont Blanc, 5.490%, 10/20/06 ++,+++	P-1/A-1+	1,575,825
8,883,000	North Sea Funding, 5.150%, 08/09/06 ++,+++	P-1/A-1+	8,872,952
5,000,000	North Sea Funding, 5.320%, 08/10/06 ++,+++	P-1/A-1+	4,993,375

		Moody’s/S&P
Principal	Security	Ratings
Amount	Description	(Unaudited)	Value
2,604,000	North Sea Funding, 5.560%, 10/16/06 ++,+++	P-1/A-1+	2,573,930
4,037,000	North Sea Funding, 5.480%, 10/20/06 ++,+++	P-1/A-1+	3,988,556
5,000,000	North Sea Funding, 5.460%, 10/27/06 ++,+++	P-1/A-1+	4,934,871
10,000,000	Sydney Capital, Inc., 5.380%, 08/16/06 ++,+++	P-1/A-1+	9,977,667
5,000,000	Sydney Capital, Inc., 5.480%, 10/16/06 ++,+++	P-1/A-1+	4,943,000
2,170,000	Thames Asset Global Securities, 5.180%, 08/18/06 ++,+++	P-1/A-1	2,164,753
8,000,000	Thames Asset Global Securities, 5.400%, 09/07/06 ++,+++	P-1/A-1	7,956,011
30,000,000	Von Karman Funding, 5.340%, 08/02/06 ++,+++	P-1/A-1+	29,995,558
1,272,000	White Pine, 5.380%, 08/18/06 ++,+++	P-1/A-1+	1,268,786
2,012,000	White Pine, 5.410%, 08/22/06 ++,+++	P-1/A-1+	2,005,697
1,000,000	White Pine, 5.470%, 10/16/06 ++,+++	P-1/A-1+	988,600

Total ASSET BACKED COMMERCIAL PAPER (Cost $229,293,454)			229,293,454

CORPORATE BONDS & NOTES (31.9%):
Banking & Financial Services (4.9%):
5,000,000	Alliance & Leicester PLC, 5.335%, 12/01/06 +,++	Aa3/A+	4,999,999
1,222,000	Bank of America Corp., 6.250%, 01/17/07	Aa1/AA	1,227,676
3,400,000	Bayerische Landesbank, 6.625%, 06/25/07	Aaa/Aaa	3,426,427
2,000,000	Citigroup, Inc., 7.125%, 10/01/06	Aa1/AA-	2,007,727
3,184,000	Credit Suisse First Boston, Inc., 5.875%, 08/01/06	Aa3/AA-	3,184,000
4,000,000	JP Morgan Chase & Co., Inc., 6.875%, 01/15/07	A1/A	4,035,044
2,500,000	JP Morgan Chase & Co., Inc., 7.125%, 2/1/2007	A1/A	2,522,526
1,998,000	JP Morgan Chase & Co., Inc., 7.25%, 6/1/07	A1/A	2,021,853
4,000,000	Landesbank Baden-Weurttemberg, 4.150%, 03/30/07	Aaa/AAA	3,967,244
2,500,000	Wells Fargo & Co., 5.336%, 07/03/07 +	Aa1/AA	2,500,000
4,000,000	Wells Fargo & Co., 5.396%, 08/03/07	Aa1/AA	4,003,838

			33,896,334

Diversified Financial Services (12.1%):
7,750,000	American Express Credit Corp., 5.459%, 12/15/06 +	Aa3/A+	7,753,707
3,500,000	American Express Credit Corp., 5.434%, 05/04/07 +	Aa3/A+	3,501,980
2,000,000	American Express Credit Corp., 5.434%, 06/05/07 +	Aa3/A+	2,002,484
3,600,000	General Electric Capital Corp., 5.470%, 09/08/06 +	Aaa/AAA	3,600,560
2,000,000	General Electric Capital Corp., 2.750%, 09/25/06	Aaa/AAA	1,994,229
5,400,000	General Electric Capital Corp., 5.469%, 05/17/07 +	Aaa/AAA	5,407,119
1,000,000	General Electric Capital Corp., 5.470%, 06/08/07 +	Aaa/AAA	1,001,520
2,900,000	Goldman Sachs Group, Inc., 7.200%, 11/01/06	A2/A+	2,917,269

		Moody’s/S&P
Principal	Security	Ratings
Amount	Description	(Unaudited)	Value
5,000,000	Lehman Brothers Holdings, 5.460%, 11/22/06 +	A1/A+	5,001,238
2,750,000	Lehman Brothers Holdings, 5.435%, 07/19/07 +	A1/A+	2,752,476
5,600,000	Merrill Lynch & Co., Inc., 5.596%, 09/18/06 +	Aa3/A+	5,601,683
1,615,000	Merrill Lynch & Co., Inc., 5.615%, 01/26/07 +	Aa3/A+	1,615,954
1,500,000	Merrill Lynch & Co., Inc., 5.599%, 02/09/07 +	Aa3/A+	1,500,000
5,450,000	Merrill Lynch & Co., Inc., 5.590%, 04/26/07 +	AA3/A+	5,454,208
5,000,000	Merrill Lynch & Co., Inc., 5.324%, 05/14/07 +	AA3/A+	5,000,000
7,000,000	Merrill Lynch & Co., Inc., 5.599%, 06/11/07 +	Aa3/A+	7,004,851
8,000,000	Morgan Stanley, 5.366%, 09/01/06 +,++	Aa3/A+	7,999,999
4,000,000	Morgan Stanley, 5.410%, 09/15/06 +	Aa3/A+	4,000,000
3,000,000	Morgan Stanley, 5.468%, 01/26/07 +	Aa3/A+	3,001,536
1,800,000	Morgan Stanley, 5.366%, 06/01/07 +	Aa3/A+	1,800,767
4,000,000	Morgan Stanley, 5.615%, 07/27/07 +	Aa3/A+	4,004,909

			82,916,489

Finance — Other Services (5.8%):
6,950,000	Cit Group, Inc., 5.377%, 08/31/06 +	A2/A	6,950,867
10,000,000	Cit Group, Inc., 5.370%, 02/15/07 +	A2/A	10,011,581
3,500,000	Cit Group, Inc., 7.375%, 4/02/07	A2/A	3,547,271
8,000,000	Cit Group, Inc., 5.393%, 05/18/07 +	A2/A	8,013,677
3,000,000	Nationwide Building Society, 5.550%, 10/27/06 +,++	Aa3/A+	3,000,000
3,000,000	Nationwide Building Society, 2.625%, 01/30/07 +,++	Aa3/A+	2,961,299
5,000,000	Nationwide Building Society, 5.367%, 07/06/07 +,++	Aa3/A+	5,000,000

			39,484,695

Industrial (1.6%):
11,000,000	Caterpillar Financial Services Corp., 2.500%, 10/03/06	A2/A	10,962,452

Insurance (3.3%):
14,727,000	AIG Sunamerica Global Financial, 5.100%, 01/17/07 ++	Aa2/AA+	14,740,450
3,000,000	AIG Sunamerica Global Financial, 5.300%, 05/30/07 ++	Aa2/AA+	2,991,727
5,000,000	ASIF Global Financing, 5.194%, 02/23/07 +,++	Aa2/AA+	5,000,229

			22,732,406

Restaurants (0.2%):
1,490,000	McDonald’s Corp., 5.375%, 4/30/07	Aa3/A	1,490,759

Structured Investment Vehicles (2.5%):
5,000,000	Cullinan Finance Corp, 5.345%, 07/25/07 +,++	Aaa/AAA	4,999,528
5,000,000	Cullinan Finance Corp., 5.345%, 11/27/06 +,++	Aaa/AAA	4,999,837
7,000,000	Sigma Finance, Inc., 5.355%, 11/30/06 +,++	Aaa/AAA	6,999,768

			16,999,133

Structured Notes (1.5%):
10,000,000	RACERS, 5.209%, 08/21/06 +,*	P-1/A-1	10,000,000

Total CORPORATE BONDS & NOTES (Cost $220,482,201)			218,482,268

MASTER NOTES & PROMISSORY NOTES (10.4%):
24,000,000	Bank of America Securities, 5.383%, 08/15/16 +	P-1/A-1	24,000,000
25,000,000	Bear Stearns Co., Inc., 5.413%, 12/31/50 +	P-1/A-1	25,000,000
7,000,000	Goldman Sachs Group, Inc., 5.423%, 09/01/06 +,*	P-1/A-1	7,000,000

		Moody’s/S&P
Principal	Security	Ratings
Amount	Description	(Unaudited)	Value
15,000,000	Goldman Sachs Group, Inc., 5.380%, 03/30/07 +,*	P-1/A-1	15,000,000

Total MASTER NOTES & PROMISSORY NOTES (Cost $71,000,000)			71,000,000

MUNICIPAL SECURITIES (7.5%):
Taxable Municipal Bonds and Notes (4.4%):
4,535,000	Connecticut State Housing Finance Authority, (AMBAC Insured), 5.290%, 11/15/16 +	VMIG1/A-1+	4,535,000
4,800,000	Florida Housing Finance Corporation Revenue, (MBIA Insured), SPA, 5.310%, 01/01/44 +	VMIG1/A-1+	4,800,000
3,300,000	Indiana State Development Finance Authority, 5.300%, 09/01/16 +	VMIG1/A-1+	3,300,000
3,100,000	Los Angeles California Water & Power Revenue, Subseries B-4, SPA, 5.300%, 07/01/34 +	VMIG1/A-1+	3,100,000
205,000	Philadelphia Pennsylvania Authority for Industrial Development Special Facilities Revenue, Series B, (AMBAC Insured), SPA, 5.310%, 07/01/10 +	VMIG1/A-1+	205,000
1,150,000	San Bernardino County, 6.810%, 08/01/07 +	VMIG1/A-1+	1,162,473
3,625,000	Texas State, Series B, GO, SPA, 5.300%, 12/01/09 +	VMIG1/A-1+	3,625,000
1,300,000	Texas State, GO, SPA, 5.300%, 06/01/21 +	VMIG1/A-1+	1,300,000
2,275,000	Texas State, 5.300%, 12/01/26 +	VMIG1/A-1+	2,275,000
2,000,000	Texas State, Series A-2, GO, 5.300%, 12/01/29 +	VMIG1/A-1+	2,000,000
3,700,000	Texas State, Series A-2, GO, SPA, 5.300%, 12/01/33 +	VMIG1/A-1+	3,700,000

			30,002,473

Taxable Municipal Commercial Paper (3.1%):
7,485,000	De Kalb County Georgia Development Authority, 5.360%, 08/07/06	VMIG1/A-1+	7,485,000
8,200,000	Lower Colorado River Authority, 5.350%, 08/01/06	P-1/A-1	8,200,000
5,900,000	Lower Colorado River Authority, 5.100%, 08/04/06	P-1/A-1	5,900,000

			21,585,000

Total MUNICIPAL SECURITIES (Cost $51,587,473)			51,587,473

OTHER COMMERCIAL PAPER (3.4%):
Diversified Financial Services (1.2%):
8,000,000	Morgan Stanley, 5.330%, 10/03/06 +	P-1/A-1	8,000,000
Other Commercial Paper — Auto (1.5%):
10,000,000	BMW U.S. Capital, 5.310%, 08/01/06 ++,+++	P-1/A-1	10,000,000
Other Commercial Paper — Sovereign (0.7%):
5,000,000	Province of Quebec, 5.150%, 08/08/06 ++,+++	P-1/A-1+	4,995,061

Total OTHER COMMERCIAL PAPER (Cost $22,095,061)			22,095,061

REPURCHASE AGREEMENT (5.7%):
39,400,000	Bank America TRI-PARTY Repurchase Agreement, 5.26%, 8/1/06 (Date of Agreement 7/31/06, Proceeds at maturity $39,405,757 collateralized by $41,024,000 Freddie Mac, 5.25% 10/19/15, market value $40,188,546)		39,400,000

Total REPURCHASE AGREEMENT (Cost $39,400,000)			39,400,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.4%):
Federal Farm Credit Bank (0.2%):
1,250,000	5.244%, 10/04/06 +	Aaa/AAA	1,249,891

Federal Home Loan Mortgage Corp. (1.2%):
2,000,000	4.800%, 02/12/07	Aaa/AAA	2,000,000
2,000,000	4.900%, 03/05/07	Aaa/AAA	2,000,000
4,000,000	5.500%, 07/09/07	Aaa/AAA	4,000,000

			8,000,000

		Moody’s/S&P
Principal	Security	Ratings
Amount	Description	(Unaudited)	Value
Federal National Mortgage Association (1.0%):
7,000,000	4.000%, 08/08/06	Aaa/AAA	7,000,000

Total U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,249,891)			16,249,891

YANKEE CERTIFICATES OF DEPOSIT (4.7%):
2,000,000	Barclays Bank plc, 5.343%, 01/29/07 +	A1/AA	1,999,933
5,000,000	Canadian Imperial Bank Commerce, 5.320%, 11/24/06 +	Aa3/A+	5,000,000
5,000,000	Canadian Imperial Bank Commerce, 5.379%, 06/15/07 +	Aa3/A+	5,003,200
5,000,000	Canadian Imperial Bank Commerce NY, 5.449%, 09/15/06 +	Aa3/A+	5,000,461
12,000,000	Royal Bank of Scotland NY, 5.315%, 11/20/06 +	Aa1/AA	11,999,643
3,000,000	Societe Generale NY, 4.540%, 11/17/06	Aa2/AA-	2,998,525

Total YANKEE CERTIFICATES OF DEPOSIT (Cost $30,001,829)			32,001,762

OTHER (0.7%):
12,475	Bank of New York Cash Sweep		12,475
2,315,000	Morgan Stanley Institutional Prime Liquidity Fund		2,315,000
2,780,000	Reserve Primary Fund		2,780,000

Total OTHER (Cost $5,107,475)			5,107,475

Total Investments (Cost $686,117,384) (a) — 100.1%			686,117,384
Liabilities in excess of other assets — (0.1)%			(518,957)

NET ASSETS — 100.0%			$685,598,427

Percentages indicated are based on net assets of $685,598,427.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

+	Variable rate security. The rate presented is the rate in effect at July 31, 2006.

++	Security exempt from registration under Rule 144A or Section 4 (2) under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Adviser using procedures approved by the Board of Trustees has deemed these securities to be liquid.

+++	The rate presented is the effective yield at purchase

*	Illiquid security
See Notes to Portfolio of Investments
WILLIAMS CAPITAL LIQUID ASSETS FUND
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
JULY 31, 2006
     Securities of the Williams Capital Liquid Assets Fund (the “Fund”) are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.
Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Williams Capital Management Trust

By (Signature and Title)*	/s/ Christopher J. Williams

Christopher J. Williams, Treasurer
Date September 27, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dail St. Claire

Dail St. Claire, President
Date September 27, 2006

By (Signature and Title)*	/s/ Christopher J. Williams

Christopher J. Williams, Treasurer
Date September 27, 2006